Apr. 29, 2016

ADVANCED SERIES TRUST

AST Managed Equity Portfolio

Supplement dated November 3, 2016 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Advanced Series Trust (AST) Prospectus and should be retained for future reference. The AST Managed Equity Portfolio and the AST Prudential Growth Allocation Portfolio, each of which is discussed in this supplement, may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Prospectus.

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Effective immediately, the Prospectus is revised as follows:

      I.      The table labeled "Index" in the "SUMMARY: AST MANAGED EQUITY PORTFOLIO--Past Performance" section of the Prospectus relating to the AST Managed Equity Portfolio is hereby deleted and replaced with the following:

Index	1 Year	Since Inception (04/28/14)
MSCI All Country World Index (GD) (reflects no deduction for fees, expenses or taxes)	-1.84%	0.32%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	1.39%	7.25%